BUSINESS ACQUISITION - Additional information (Details) - Unicorn	May 21, 2019 $ / shares shares
Business Acquisition [Line Items]
Consideration in shares | shares	632,660,858
ADS [Member]
Business Acquisition [Line Items]
Stock price per share | $ / shares	$ 1.95